Leases - Summary of Lessee Operating Lease Liability Maturity (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases
2023	¥ 19,527
2024	7,399
2025	1,121
Total future lease payment	28,047
Impact of discounting remaining lease payments	(1,480)
Total lease liabilities	26,567	¥ 31,005
Operating leases not yet commenced	¥ 0	¥ 0